Shareholder Report, Holdings (Details) - C000017675	Jan. 31, 2025
DT Midstream8518738
Holdings [Line Items]
Percent of Total Investments	5.80%
NiSource8518753
Holdings [Line Items]
Percent of Total Investments	5.20%
Constellation Energy8518736
Holdings [Line Items]
Percent of Total Investments	4.50%
Equinix8518743
Holdings [Line Items]
Percent of Total Investments	4.30%
T-Mobile US8518714
Holdings [Line Items]
Percent of Total Investments	4.20%
Union Pacific8518720
Holdings [Line Items]
Percent of Total Investments	4.10%
Atmos Energy8518724
Holdings [Line Items]
Percent of Total Investments	4.10%
Entergy8518741
Holdings [Line Items]
Percent of Total Investments	4.00%
Talen Energy8518716
Holdings [Line Items]
Percent of Total Investments	4.00%
Cogent Communications Holdings8518731
Holdings [Line Items]
Percent of Total Investments	3.90%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	25.40%